Post employment benefits - Defined benefit plans (Details) € in Millions, £ in Millions			12 Months Ended
	Oct. 19, 2017 GBP (£)	Oct. 19, 2017 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 EUR (€)
Defined benefit pension plan
Post employment benefits
Plan (deficit) or surplus			€ 265	€ (341)	€ (331)	€ (513)		€ (258)
Contributions to be paid in next fiscal year			46
Vodafone UK plan | Triennial Actuarial Valuation
Post employment benefits
Plan (deficit) or surplus							£ (279)	(317)
Vodafone section
Post employment benefits
Plan (deficit) or surplus			142	(231)	(172)	(308)		(140)
Contribution to plan by employer due to deficit in actuarial valuation	£ 185	€ 209
Vodafone section | Triennial Actuarial Valuation
Post employment benefits
Plan (deficit) or surplus							(339)	(385)
CWW section
Post employment benefits
Plan (deficit) or surplus			€ 449	€ 94	€ 105	€ 52		219
Contribution to plan by employer due to deficit in actuarial valuation	£ 58	€ 66
CWW section | Triennial Actuarial Valuation
Post employment benefits
Plan (deficit) or surplus							£ 60	€ 68